Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of subsidiaries [Table Text Block]
				Beneficial
				ownership of
				ultimate
				controlling
				party (Hudbay
				Minerals Inc.)

			Entity's
Name	Jurisdiction	Business	Parent	2018	2017
HudBay Marketing & Sales Inc	Canada	Marketing and sales	HMI	100%	100%
HudBay Peru Inc	British Columbia	Holding company	HMI	100%	100%
HudBay Peru S.A.C.	Peru	Exploration/de velopment	Peru Inc.	100%	100%
HudBay (BVI) Inc.	British Virgin Islands	Precious metals sales	Peru Inc.	100%	100%
Hudbay Arizona Inc.	British Columbia	Holding company	HMI	100%	100%
			HudBay
			Arizona
			(US)
		Exploration/de	Holding
Rosemont Copper Company [1]	Arizona	velopment	Corporation	100%	100%

Disclosure of information about key management personnel [Table Text Block]
	2018	2017
Short-term employee benefits[1]	$8,652	$8,654
Post-employment benefits	762	777
Long-term share-based awards	5,970	6,110
	$15,384	$15,541